Shareholder Fees {- Fidelity® Value Discovery Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Value Discovery Fund Retail PRO-06 | Fidelity® Value Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none